Recapitalization - Schedule of Elements of the Business Combination Reconciled to the Consolidated Statement (Details) - Roth CH Acquisition V Co	12 Months Ended
Dec. 31, 2024 USD ($)
Recapitalization [Line Items]
Cash: trust and cash, net of redemptions	$ 3,826,474
Convertible note	6,225,000
Less: transaction costs paid	(5,113,579)
Net proceeds from the Business Combination	4,937,895
Less: recognition of the ROCL closing balance sheet	(662,009)
Convertible note less transaction costs	(6,225,000)
Transaction costs	(375,000)
Reverse recapitalization, net	$ (2,324,114)